Fair Value Measurements	12 Months Ended
Mar. 31, 2013
Fair Value Measurements
25.	Fair value measurements

The Company measures certain financial assets and liabilities at fair value on a recurring basis, including investment securities and derivatives. The fair value measurements of these derivative instruments and investment securities using the following inputs as of March 31, 2012 and 2013

	Fair Value measurements as at March 31, 2012
	Level 1		Level 2		Level 3		Total
Particulars	(In millions)
Liabilities

Derivatives not designated as hedging instrument:
Foreign currency contracts included in accrued expenses and other current liabilities	Rs.	—	Rs.	76	Rs.	—	Rs.	76
Interest rate swap contracts included in accrued expenses and other current liabilities		—		1,176		—		1,176
Interest rate swap contracts included in other non-current liabilities		—		242		—		242

Derivatives designated as hedging instrument:
Foreign Currency contracts included in accrued expenses and other current liabilities		—		319		—		319
Interest rate swap contracts included in other non-current liabilities		—		(24)		—		(24)

Total	Rs.	—	Rs.	1,789	Rs.	—	Rs.	1,789

	Fair Value measurements as at March 31, 2013
	Level 1		Level 2		Level 3		Total
Particulars	(In millions)

Assets

Derivatives not designated as hedging instrument:

Foreign currency contracts included in other current assets	Rs.	—	Rs.	51	Rs.	—	Rs.	51	US$	1

Available-for-sale investments		—		5,689		—		5,689		104

Total	Rs.	—	Rs.	5,740	Rs.	—	Rs.	5,740	US$	105

Liabilities

Derivatives not designated as hedging instrument:

Currency swap contracts included in other non-current liabilities	Rs.	—	Rs.	7	Rs.	—	Rs.	7	US$	—
Foreign Currency contracts included in accrued expenses and other current liabilities		—		5		—		5		—
Interest rate swap contracts included in accrued expenses and other current liabilities		—		321		—		321		6

Derivatives designated as hedging instrument:
Interest rate swap contracts included in accrued expenses and other current liabilities		—		85		—		85		1
Interest rate swap contracts included in other non-current liabilities		—		63		—		63		1

Total	Rs.	—	Rs.	481	Rs.	—	Rs.	481	US$	8

Investments: Investments in liquid and ultra short-term mutual funds which are classified as available-for-sale are measured using the net asset value (“NAV”) provided by the administrator of the fund, and are categorized by the ability to redeem investments at the measurement date.

Derivatives: The fair value is determined based on observable market inputs including currency spot and forward rates, yield curves, currency volatility, LIBOR rates, swap rates.

Fair Value disclosure of Financial Instruments:

The carrying amounts of cash and cash equivalents, accounts receivable, other current assets, accounts payable, accrued expenses, other current liabilities and short term borrowings, approximate their fair values due to the short- term nature of these instruments.

Available-for-sale securities with readily determinable fair value are carried at their fair values, which are generally based on market price quotations.

The fair value of the foreign currency long-term loans of Rs.  110,514 million (US$ 2,027 million) is approximately Rs.  111,255 million (US$ 2,041 million) based on the discounted future cash flows at market interest rate prevailing as of balance sheet date and recently negotiated terms at market rates. The term loans and NCDs totaling Rs.  6,920 million (US$ 127 million) has an estimated fair value of approximately Rs.  7,031 million (US$ 129 million) based on the discounted future cash flows at market interest rate prevailing as of balance sheet date.

Estimation of fair value of financial instrument relies on management judgment; however there are inherent uncertainties in any estimation technique. Therefore, for substantially all financial instruments, the fair value are not necessarily indicative of all the amounts the Company could have realized in a sale transaction as of March 31, 2013. The estimated fair value amounts as of March 31, 2013 have been measured as of this date, and have not been re-evaluated or updated for purposes of these consolidated financial statements.